Allowance for expected credit losses - Group ECL with staging of assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 846,753	£ 841,000
Allowance for expected credit losses	4,084	4,903
Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1,091	855
Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1,629	1,995
Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1,151	1,800
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1,105	1,207
UK mortgages | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	161	91
UK mortgages | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	374	552
UK mortgages | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	357	311
Retail – credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	699	666
Retail – credit cards | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	168	120
Retail – credit cards | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	401	433
Retail – credit cards | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	130	113
Retail – other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	887	943
Retail – other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	339	275
Retail – other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	320	409
Retail – other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	228	259
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1,022	1,698
Commercial Banking | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	232	214
Commercial Banking | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	372	414
Commercial Banking | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	418	1,070
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	4	4
Other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	4	4
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	480,988	481,220
Allowance for expected credit losses	£ 2,780	£ 3,389
Coverage ratio	0.60%	0.70%
Upside | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 428,563	£ 424,678
Allowance for expected credit losses	£ 728	£ 572
Coverage ratio	0.20%	0.10%
Upside | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 37,391	£ 39,280
Allowance for expected credit losses	£ 959	£ 1,079
Coverage ratio	2.60%	2.70%
Upside | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,180	£ 7,640
Allowance for expected credit losses	£ 880	£ 1,485
Coverage ratio	12.30%	19.40%
Upside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 307,320	£ 312,338
Allowance for expected credit losses	£ 384	£ 469
Coverage ratio	0.10%	0.20%
Upside | UK mortgages | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 270,131	£ 272,780
Allowance for expected credit losses	£ 20	£ 39
Coverage ratio	0.00%	0.00%
Upside | UK mortgages | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 24,998	£ 26,520
Allowance for expected credit losses	£ 73	£ 137
Coverage ratio	0.30%	0.50%
Upside | UK mortgages | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,337	£ 3,416
Allowance for expected credit losses	£ 78	£ 40
Coverage ratio	1.80%	1.20%
Upside | UK mortgages | POCI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,854	£ 9,622
Allowance for expected credit losses	£ 213	£ 253
Coverage ratio	2.70%	2.60%
Upside | Retail – credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,817	£ 14,992
Allowance for expected credit losses	£ 593	£ 563
Coverage ratio	3.80%	3.80%
Upside | Retail – credit cards | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 13,338	£ 12,277
Allowance for expected credit losses	£ 169	£ 112
Coverage ratio	1.30%	0.90%
Upside | Retail – credit cards | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,195	£ 2,426
Allowance for expected credit losses	£ 302	£ 338
Coverage ratio	13.70%	13.90%
Upside | Retail – credit cards | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 284	£ 289
Allowance for expected credit losses	£ 122	£ 113
Coverage ratio	43.00%	39.10%
Upside | Retail – other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 45,423	£ 40,230
Allowance for expected credit losses	£ 923	£ 886
Coverage ratio	2.00%	2.20%
Upside | Retail – other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39,260	£ 36,001
Allowance for expected credit losses	£ 360	£ 242
Coverage ratio	0.90%	0.70%
Upside | Retail – other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 5,711	£ 3,671
Allowance for expected credit losses	£ 325	£ 390
Coverage ratio	5.70%	10.60%
Upside | Retail – other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 452	£ 558
Allowance for expected credit losses	£ 238	£ 254
Coverage ratio	52.70%	45.50%
Upside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 104,757	£ 109,353
Allowance for expected credit losses	£ 850	£ 1,425
Coverage ratio	0.80%	1.30%
Upside | Commercial Banking | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 98,202	£ 99,319
Allowance for expected credit losses	£ 165	£ 137
Coverage ratio	0.20%	0.10%
Upside | Commercial Banking | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,487	£ 6,663
Allowance for expected credit losses	£ 259	£ 214
Coverage ratio	5.80%	3.20%
Upside | Commercial Banking | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,068	£ 3,371
Allowance for expected credit losses	£ 426	£ 1,074
Coverage ratio	20.60%	31.90%
Upside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,671	£ 4,307
Allowance for expected credit losses	£ 30	£ 46
Coverage ratio	0.40%	1.10%
Upside | Other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,632	£ 4,301
Allowance for expected credit losses	£ 14	£ 42
Coverage ratio	0.20%	1.00%
Upside | Other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0
Allowance for expected credit losses	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Upside | Other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39	£ 6
Allowance for expected credit losses	£ 16	£ 4
Coverage ratio	41.00%	66.70%
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase/(decrease) n probability-weighted expected credit loss	£ 596	£ 820
Total financial assets	480,988	481,220
Allowance for expected credit losses	£ 3,488	£ 4,083
Coverage ratio	0.70%	0.80%
Base case | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 426,214	£ 413,783
Allowance for expected credit losses	£ 911	£ 750
Coverage ratio	0.20%	0.20%
Base case | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39,740	£ 50,175
Allowance for expected credit losses	£ 1,333	£ 1,448
Coverage ratio	3.40%	2.90%
Base case | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,180	£ 7,640
Allowance for expected credit losses	£ 1,031	£ 1,632
Coverage ratio	14.40%	21.40%
Base case | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 307,320	£ 312,338
Allowance for expected credit losses	£ 617	£ 734
Coverage ratio	0.20%	0.20%
Base case | UK mortgages | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 269,581	£ 264,062
Allowance for expected credit losses	£ 40	£ 55
Coverage ratio	0.00%	0.00%
Base case | UK mortgages | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 25,548	£ 35,238
Allowance for expected credit losses	£ 139	£ 242
Coverage ratio	0.60%	0.70%
Base case | UK mortgages | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,337	£ 3,416
Allowance for expected credit losses	£ 225	£ 184
Coverage ratio	5.20%	5.40%
Base case | UK mortgages | POCI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,854	£ 9,622
Allowance for expected credit losses	£ 213	£ 253
Coverage ratio	2.70%	2.60%
Base case | Retail – credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,817	£ 14,992
Allowance for expected credit losses	£ 770	£ 719
Coverage ratio	4.90%	4.80%
Base case | Retail – credit cards | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 12,668	£ 11,583
Allowance for expected credit losses	£ 211	£ 157
Coverage ratio	1.70%	1.40%
Base case | Retail – credit cards | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,865	£ 3,120
Allowance for expected credit losses	£ 437	£ 449
Coverage ratio	15.30%	14.40%
Base case | Retail – credit cards | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 284	£ 289
Allowance for expected credit losses	£ 122	£ 113
Coverage ratio	43.00%	39.10%
Base case | Retail – other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 45,423	£ 40,230
Allowance for expected credit losses	£ 1,004	£ 984
Coverage ratio	2.20%	2.40%
Base case | Retail – other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 38,939	£ 35,356
Allowance for expected credit losses	£ 384	£ 274
Coverage ratio	1.00%	0.80%
Base case | Retail – other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 6,032	£ 4,316
Allowance for expected credit losses	£ 378	£ 453
Coverage ratio	6.30%	10.50%
Base case | Retail – other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 452	£ 558
Allowance for expected credit losses	£ 242	£ 257
Coverage ratio	53.50%	46.10%
Base case | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 104,757	£ 109,353
Allowance for expected credit losses	£ 1,065	£ 1,600
Coverage ratio	1.00%	1.50%
Base case | Commercial Banking | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 97,394	£ 98,481
Allowance for expected credit losses	£ 260	£ 222
Coverage ratio	0.30%	0.20%
Base case | Commercial Banking | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 5,295	£ 7,501
Allowance for expected credit losses	£ 379	£ 304
Coverage ratio	7.20%	4.10%
Base case | Commercial Banking | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,068	£ 3,371
Allowance for expected credit losses	£ 426	£ 1,074
Coverage ratio	20.60%	31.90%
Base case | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,671	£ 4,307
Allowance for expected credit losses	£ 32	£ 46
Coverage ratio	0.40%	1.10%
Base case | Other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,632	£ 4,301
Allowance for expected credit losses	£ 16	£ 42
Coverage ratio	0.20%	1.00%
Base case | Other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0
Allowance for expected credit losses	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Base case | Other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39	£ 6
Allowance for expected credit losses	£ 16	£ 4
Coverage ratio	41.00%	66.70%
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 480,988	£ 481,220
Allowance for expected credit losses	£ 4,634	£ 5,434
Coverage ratio	1.00%	1.10%
Downside | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 417,421	£ 397,095
Allowance for expected credit losses	£ 1,123	£ 950
Coverage ratio	0.30%	0.20%
Downside | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 48,533	£ 66,863
Allowance for expected credit losses	£ 2,029	£ 2,337
Coverage ratio	4.20%	3.50%
Downside | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,180	£ 7,640
Allowance for expected credit losses	£ 1,269	£ 1,894
Coverage ratio	17.70%	24.80%
Downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 307,320	£ 312,338
Allowance for expected credit losses	£ 1,070	£ 1,344
Coverage ratio	0.40%	0.40%
Downside | UK mortgages | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 266,388	£ 259,684
Allowance for expected credit losses	£ 84	£ 91
Coverage ratio	0.00%	0.00%
Downside | UK mortgages | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 28,741	£ 39,616
Allowance for expected credit losses	£ 316	£ 557
Coverage ratio	1.10%	1.40%
Downside | UK mortgages | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,337	£ 3,416
Allowance for expected credit losses	£ 457	£ 443
Coverage ratio	10.50%	13.00%
Downside | UK mortgages | POCI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,854	£ 9,622
Allowance for expected credit losses	£ 213	£ 253
Coverage ratio	2.70%	2.60%
Downside | Retail – credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,817	£ 14,992
Allowance for expected credit losses	£ 931	£ 842
Coverage ratio	5.90%	5.60%
Downside | Retail – credit cards | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 12,109	£ 11,111
Allowance for expected credit losses	£ 242	£ 195
Coverage ratio	2.00%	1.80%
Downside | Retail – credit cards | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 3,424	£ 3,592
Allowance for expected credit losses	£ 567	£ 534
Coverage ratio	16.60%	14.90%
Downside | Retail – credit cards | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 284	£ 289
Allowance for expected credit losses	£ 122	£ 113
Coverage ratio	43.00%	39.10%
Downside | Retail – other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 45,423	£ 40,230
Allowance for expected credit losses	£ 1,076	£ 1,059
Coverage ratio	2.40%	2.60%
Downside | Retail – other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 38,373	£ 34,807
Allowance for expected credit losses	£ 404	£ 298
Coverage ratio	1.10%	0.90%
Downside | Retail – other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 6,598	£ 4,865
Allowance for expected credit losses	£ 424	£ 501
Coverage ratio	6.40%	10.30%
Downside | Retail – other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 452	£ 558
Allowance for expected credit losses	£ 248	£ 260
Coverage ratio	54.90%	46.60%
Downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 104,757	£ 109,353
Allowance for expected credit losses	£ 1,524	£ 2,142
Coverage ratio	1.50%	2.00%
Downside | Commercial Banking | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 92,919	£ 87,192
Allowance for expected credit losses	£ 376	£ 323
Coverage ratio	0.40%	0.40%
Downside | Commercial Banking | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 9,770	£ 18,790
Allowance for expected credit losses	£ 722	£ 745
Coverage ratio	7.40%	4.00%
Downside | Commercial Banking | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,068	£ 3,371
Allowance for expected credit losses	£ 426	£ 1,074
Coverage ratio	20.60%	31.90%
Downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,671	£ 4,307
Allowance for expected credit losses	£ 33	£ 47
Coverage ratio	0.40%	1.10%
Downside | Other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,632	£ 4,301
Allowance for expected credit losses	£ 17	£ 43
Coverage ratio	0.20%	1.00%
Downside | Other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0
Allowance for expected credit losses	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Downside | Other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39	£ 6
Allowance for expected credit losses	£ 16	£ 4
Coverage ratio	41.00%	66.70%
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 480,988	£ 481,220
Allowance for expected credit losses	£ 11,369	£ 15,854
Coverage ratio	2.40%	3.30%
Severe downside | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 257,317	£ 207,831
Allowance for expected credit losses	£ 1,350	£ 1,089
Coverage ratio	0.50%	0.50%
Severe downside | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 208,637	£ 256,127
Allowance for expected credit losses	£ 8,018	£ 12,217
Coverage ratio	3.80%	4.80%
Severe downside | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,180	£ 7,640
Allowance for expected credit losses	£ 1,788	£ 2,295
Coverage ratio	24.90%	30.00%
Severe downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 307,320	£ 312,338
Allowance for expected credit losses	£ 5,403	£ 7,848
Coverage ratio	1.80%	2.50%
Severe downside | UK mortgages | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 129,736	£ 112,102
Allowance for expected credit losses	£ 153	£ 106
Coverage ratio	0.10%	0.10%
Severe downside | UK mortgages | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 165,393	£ 187,198
Allowance for expected credit losses	£ 4,074	£ 6,649
Coverage ratio	2.50%	3.60%
Severe downside | UK mortgages | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,337	£ 3,416
Allowance for expected credit losses	£ 963	£ 840
Coverage ratio	22.20%	24.60%
Severe downside | UK mortgages | POCI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,854	£ 9,622
Allowance for expected credit losses	£ 213	£ 253
Coverage ratio	2.70%	2.60%
Severe downside | Retail – credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,817	£ 14,992
Allowance for expected credit losses	£ 1,279	£ 1,320
Coverage ratio	8.10%	8.80%
Severe downside | Retail – credit cards | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 10,966	£ 9,049
Allowance for expected credit losses	£ 298	£ 255
Coverage ratio	2.70%	2.80%
Severe downside | Retail – credit cards | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,567	£ 5,654
Allowance for expected credit losses	£ 859	£ 952
Coverage ratio	18.80%	16.80%
Severe downside | Retail – credit cards | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 284	£ 289
Allowance for expected credit losses	£ 122	£ 113
Coverage ratio	43.00%	39.10%
Severe downside | Retail – other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 45,423	£ 40,230
Allowance for expected credit losses	£ 1,328	£ 1,449
Coverage ratio	2.90%	3.60%
Severe downside | Retail – other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 30,202	£ 30,927
Allowance for expected credit losses	£ 448	£ 346
Coverage ratio	1.50%	1.10%
Severe downside | Retail – other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 14,769	£ 8,745
Allowance for expected credit losses	£ 619	£ 839
Coverage ratio	4.20%	9.60%
Severe downside | Retail – other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 452	£ 558
Allowance for expected credit losses	£ 261	£ 264
Coverage ratio	57.70%	47.30%
Severe downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 104,757	£ 109,353
Allowance for expected credit losses	£ 3,323	£ 5,190
Coverage ratio	3.20%	4.70%
Severe downside | Commercial Banking | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 78,781	£ 51,452
Allowance for expected credit losses	£ 431	£ 339
Coverage ratio	0.60%	0.70%
Severe downside | Commercial Banking | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 23,908	£ 54,530
Allowance for expected credit losses	£ 2,466	£ 3,777
Coverage ratio	10.30%	6.90%
Severe downside | Commercial Banking | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,068	£ 3,371
Allowance for expected credit losses	£ 426	£ 1,074
Coverage ratio	20.60%	31.90%
Severe downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,671	£ 4,307
Allowance for expected credit losses	£ 36	£ 47
Coverage ratio	0.50%	1.10%
Severe downside | Other | Stage 1 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 7,632	£ 4,301
Allowance for expected credit losses	£ 20	£ 43
Coverage ratio	0.30%	1.00%
Severe downside | Other | Stage 2 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0
Allowance for expected credit losses	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Severe downside | Other | Stage 3 £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 39	£ 6
Allowance for expected credit losses	£ 16	£ 4
Coverage ratio	41.00%	66.70%